Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets
	December 31	December 31
	2014	2015
Land	379	379
Building	14,723	15,465
Communications equipment	75,621	89,530
Office furniture and equipment	8,498	8,981
Motor vehicles	921	1,392
Leasehold improvements	9,623	11,318
	109,765	127,065
Accumulated depreciation	64,096	72,943

Fixed assets, net	45,669	54,122